Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Financial Liabilities	£ 701,539	£ 671,940
Bank deposits
Financial instruments
Financial Liabilities	50,002	44,092
Items in course of transmission to other banks	200	192
Customer deposits
Financial instruments
Financial Liabilities	448,605	442,998
Settlement balances
Financial instruments
Financial Liabilities	9,995	942
Trading liabilities
Financial instruments
Financial Liabilities	50,637	49,022
Derivatives
Financial instruments
Financial Liabilities	56,256	53,974
Net hedging derivative liabilities	319	356
Other financial liabilities
Financial instruments
Financial Liabilities	72,034	67,599
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0	0
Debt issuances	7,700
Debt repayment	8,400
Subordinated liabilities
Financial instruments
Financial Liabilities	6,606	6,123
Notes in circulation
Financial instruments
Financial Liabilities	3,110	3,164
Other liabilities
Financial instruments
Financial Liabilities	4,294	4,026
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	9,206	8,971
Held-for-trading
Financial instruments
Financial Liabilities	106,893	102,996
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	50,637	49,022
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	56,256	53,974
DFV
Financial instruments
Financial Liabilities	5,020	4,854
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	4,790	4,617
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	230	237
Amortised cost
Financial instruments
Financial Liabilities	585,932	560,658
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	50,002	44,092
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	448,605	442,998
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	9,995	942
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	67,244	62,982
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	6,376	5,886
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	3,110	3,164
Amortised cost | Other liabilities
Financial instruments
Financial Liabilities	600	594
Lease liabilities	538	535
Other liabilities
Financial instruments
Financial Liabilities	3,694	3,432
Other liabilities | Other liabilities
Financial instruments
Financial Liabilities	£ 3,694	£ 3,432